Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (4,354)	$ (3,195)	$ (7,943)	$ (6,046)	$ (13,551)
Adjustments to profit and loss items:
Depreciation and amortization	329	319	650	627	1,238
Share-based compensation	252	500	597	884	1,673
Revaluation of liabilities in respect of IIA grants	248	222	482	497	919
Revaluation of liabilities in respect of the purchase of shares	135	147	272	299	590
Revaluation of lease liabilities	(138)	79	(152)	35	188
Increase (decrease) in severance pay liability, net	35	5	55	(5)	13
Net financing income	(11)	0	(11)	(11)	(11)
Un-realized foreign currency (gain) loss	283	(482)	528	(226)	(137)
Adjustments to profit and loss items, total	1,133	790	2,421	2,100	4,473
Changes in asset and liability items:
(Increase) decrease in trade receivables	(1,445)	3,087	(2,024)	680	929
(Increase) decrease in inventories	(37)	62	(747)	17	257
Decrease (increase) in other receivables	205	(469)	330	(432)	(763)
Increase (decrease) in trade payables and accrued expenses	(272)	803	11	1,075	1,723
Decrease in other payables and deferred revenues	(484)	(2,063)	(1,367)	(1,257)	(1,984)
Changes in asset and liability items, total	(2,033)	1,420	(3,797)	83	162
Net cash used in operating activities	(5,254)	(985)	(9,319)	(3,863)	(8,916)
Cash Flows from Investing Activities:
Purchase of property and equipment	(138)	(26)	(298)	(244)	(489)
Interest received	0	0	0	35	35
(Increase) decrease in short term bank deposits, net	(2,499)	(4)	(2,499)	4,002	4,002
Net cash provided by (used in) investing activities	(2,637)	(30)	(2,797)	3,793	3,548
Cash Flows from Financing Activities:
Repayment of leases liabilities	(172)	(171)	(350)	(337)	(693)
Proceeds from issuance of shares, net	(556)	0	9,861	0	3
Repayment of IIA grant	0	0	(162)	(180)	(360)
Net cash provided by (used in) financing activities	(728)	(171)	9,349	(517)	(1,050)
Exchange rate differences on cash and cash equivalent balances	(303)	495	(550)	204	88
Decrease in cash and cash equivalents	(8,922)	(691)	(3,317)	(383)	(6,330)
Balance of cash and cash equivalents at the beginning of the period	16,651	17,684	11,046	17,376	17,376
Balance of cash and cash equivalents at the end of the period	7,729	16,993	7,729	16,993	11,046
Supplement disclosure of Non-cash transactions:
ROU asset, net recognized with corresponding lease liability	43	155	43	155	155
Issuance of shares due to RSUs exercised	$ 14	$ 0	$ 191	$ 43	$ 147